Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended	18 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Jan. 01, 2019
Statement of Compliance And Basis of Presentation [line items]
Right of use of asset					€ 7,443
Lease liabilities	€ 8,868			€ 8,868	€ 7,734
Liability of recognized in statement of financial position			€ 291
Net value of right of use of asset	6,634			6,634
Depreciation expense	584
Financial expense	158	€ 3
Fixed assets amount not yet paid			8,587
Net cash flow used in investing activities	(17,570)	(2,020)	(6,450)
Net cash flow used in operating activities	(23,818)	€ (20,088)	(47,857)
Cumulative amount of cash flows used in acquisition of property, plant and equipment	€ 17,648			€ 23,300
Previously Stated [member]
Statement of Compliance And Basis of Presentation [line items]
Net cash flow used in investing activities			(15,037)
Net cash flow used in operating activities			€ (39,270)
France [member]
Statement of Compliance And Basis of Presentation [line items]
Average marginal borrowing rate					1.40%
United States [member]
Statement of Compliance And Basis of Presentation [line items]
Average marginal borrowing rate					3.80%
IFRS 16 [member]
Statement of Compliance And Basis of Presentation [line items]
Description of lease term	Contracts with a lease term of 12 months or less at the transition date.
Expense relating to short-term leases	€ 160
Expense relating to leases of low-value assets	€ 20